Note 3 - Transactions With Related Parties (Details Textual) € in Thousands				6 Months Ended			12 Months Ended
	Jun. 14, 2021	Mar. 29, 2021 USD ($)	Mar. 31, 2020	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Sep. 09, 2021 USD ($)
Management Fees Related Parties				$ 21,892,000		$ 11,786,000
Voyage Expenses Related Parties				7,740,000		4,301,000
Due to Related Parties, Current, Total				937,000			$ 1,694,000
Other Liabilities, Current, Total				2,668,000			2,417,000
Assets, Total				$ 4,759,610,000			$ 4,407,041,000
Dead Weight Tonnage of Dry-bulk Vessels				2,436,134			2,320,750
Stockholders' Equity, Gain (loss) from Common Control Transaction						86,000
Lora Stylianou [Member]
Noncontrolling Interest, Ownership Percentage by Parent				100.00%
Additional Paid-in Capital [Member]
Stockholders' Equity, Gain (loss) from Common Control Transaction						86,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Management Fee Per Day, Per Vessel				$ 1,020.000			$ 956
Management Fee Per Day, Per Vessel Under Bareboat Charter				510			478
Construction Supervisory Fee				$ 840,000			787,000
Commission Charged on Charter Hire Agreements				1.25%	1.25%
Quarterly Fee to Related Parties				$ 667,000			625,000
Quarterly Fee to Related Parties, Shares (in shares) | shares				149,600	149,600
Management Fees Related Parties				$ 11,786,000		21,892,000
Voyage Expenses Related Parties				6,987,000		3,694,000
Fair Value of Shares Issued to Manager				$ 4,360,000		3,207,000
Stock Issued During Period, Shares, New Issues (in shares) | shares				299,200	299,200
Working Capital Security				$ 5,675,000			5,525,000
Total Charges by Manager to Companys Affiliates				881,000		1,508,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net, Noncurrent [Member]
Working Capital Security				5,250,000			5,075,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net [Member]
Working Capital Security				425,000			450,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End				$ 1,333,000		1,250,000
V.Ships Greece Ltd. [Member]
Number Vessels Managed				65
Working Capital Security Per Vessel				$ 75,000
V.Ships (Shanghai) Limited [Member]
Number of Ships Subcontracted				16
Other Third-party Managers [Member]
Working Capital Security Per Vessel				$ 50,000
Costamare Shipping [Member]
Due to Related Parties, Current, Total				1,341,000			743,000
Costamare Services [Member]
Due to Related Parties, Current, Total				937,000			951,000
Shanghai Costamare Ship Management Co Ltd [Member]
Due to Related Parties, Current, Total				0			$ 0
Blue Net Chartering GmbH & Co. KG (Containerships Only) [Member]
Voyage Expenses Related Parties				$ 385,000		241,000
Percentage Ownership				50.00%
Annual Fee to Related Parties | €					€ 9,413			€ 9,413
Annual Fee to Related Parties, Chartered in Current Period				$ 1,281				€ 1,281
Vessels Under Time Charter		4
Daily Brokerage Commission on Time Charter		$ 165
Blue Net Asia Pte., Ltd. (“BNA”) (Containerships Only) [Member]
Commission Charged on Charter Hire Agreements			1.25%
Voyage Expenses Related Parties				$ 367,000		366,000
Percentage Ownership				50.00%
Vessels Under Time Charter			5
Longshaw Maritime Investments S.A. [Member] | The16 Companies Which Owned or Committed to Acquire Bulk Vessels [Member]
Number of Companies Acquired	16
Other Liabilities, Current, Total									$ 54,491,000
Assets, Total									$ 54,578,000
Longshaw Maritime Investments S.A. [Member] | The16 Companies Which Owned or Committed to Acquire Bulk Vessels [Member] | Additional Paid-in Capital [Member]
Dead Weight Tonnage of Dry-bulk Vessels							932,329
Stockholders' Equity, Gain (loss) from Common Control Transaction							$ 86,000
LC LAW Stylianou & Associates LLC [Member] | Legal Service [Member]
Related Party Transaction, Amounts of Transaction				$ 8,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party				6,000		$ 67,000
Due to Related Parties, Total				0			0
Due from Related Parties, Total				$ 0			$ 0